Offerings	Nov. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	The Southern Company Common Stock
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	91.825
Maximum Aggregate Offering Price	$ 459,125,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 39,943.88
Offering Note	Pursuant to Rule 457(c), the "Proposed Maximum Offering Price Per Unit" is based upon the average of the high and low prices paid for a share of Common Stock (the "Common Stock") of The Southern Company (the "Company") on November 6, 2026, as reported in the New York Stock Exchange consolidated reporting system, and are used solely for the purpose of calculating the registration fee.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	The Southern Company Common Stock
Amount Registered | shares	6,961,860
Maximum Aggregate Offering Price	$ 412,002,874.80
Carry Forward Form Type	S-3
Carry Forward File Number	333-277137
Carry Forward Initial Effective Date	Feb. 16, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 44,949.51
Offering Note	The Company previously filed a Registration Statement on Form S-3 (File No. 333-277137) (the "Prior Registration Statement"), which registered 11,582,905 shares of Common Stock, 6,961,860 of which remain unsold (the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the Registration Statement to which this Calculation of Filing Fee Table is attached (the "Registration Statement") includes the Unsold Securities. The Unsold Securities were originally registered on the Registration Statement on Form S-3 (File No. 333-253291) with an associated filing fee of $44,949.51. The Company is continuing to apply such filing fee to the Unsold Securities. In accordance with Rule 415(a)(6), the offering of securities registered under the Prior Registration Statement will be terminated as of the date of effectiveness of the Registration Statement.